Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule Of Revenues Explanatory

	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Sale of electricity	173,992	83,034	58,464
Operation of facilities	7,066	11,275	9,305
Construction services	476	3,460	1,534
Management or development fees	10,638	4,692	1,021

Total	192,172	102,461	70,324